Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Accounts receivable, allowance	$ 150	$ 280
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	40,000,000	40,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Repurchased common stock (in shares)	398,670	0
Common Stock, Voting [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	190,000,000	190,000,000
Common stock, shares issued (in shares)	19,532,464	19,680,673
Common stock, shares outstanding (in shares)	19,133,794	19,680,673
Common Stock, Non-Voting [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0